Long Term Investment (Tables)	12 Months Ended
Sep. 30, 2022
Long Term Investment [Abstract]
Schedule of long term investment
September 30, 2022
USD$
As of September 30, 2021	-
Acquisition of AEGC (Note 3)	4,828,123
Additional investment	258,290
Balance as of September 30, 2022	$5,086,413